Transaction Expenses	6 Months Ended
Jun. 30, 2026
Transaction Expenses [Abstract]
Transaction expenses

20. Transaction Expenses

	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Processing fees	(120,502)	(103,927)	(252,122)	(225,689)
Third-party fraud prevention services (1)	(22,946)	(19,425)	(37,366)	(49,284)
PicPay card issuance expenses	(39,611)	(27,198)	(75,420)	(51,398)
Chargeback	(5,420)	711	(7,547)	(6,085)
Operating losses (2)	(4,861)	(8,241)	(7,325)	(10,140)
Total	(193,339)	(158,080)	(379,779)	(342,596)

(1)	Verification and processing expenses incurred as a result of user transactions, such as identity verification and biometric identification services, among others.

(2)	Amounts related to expenses generated by events of fraud from financial transactions processed by acquirers and card issuers and/or operating errors.